SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepaid assets related parties	$ 2,059,668	$ 1,813,904	$ 298,383
Prepaid Expense Related Parties	$ 2,059,668	$ 1,813,904